Schedule of Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Trade accounts payable		$ 2,604	$ 3,084
Carrying Value [Member]
Cash and cash equivalents (including restricted cash)		10,189
Trade accounts receivable		10,469
Trade accounts payable		2,604
Long-term debt with variable interest rates, net		65,750
Promissory note with non-variable interest rate	[1]	6,000
Due to related parties		1,028
Fair Value [Member]
Cash and cash equivalents (including restricted cash)		10,189
Trade accounts receivable		10,469
Trade accounts payable		2,604
Long-term debt with variable interest rates, net		65,750
Promissory note with non-variable interest rate	[1]	5,968
Due to related parties		$ 1,028

[1]	As at December 31, 2022, Carrying Value and the Theoretical Fair Value of the Promissory Note is $6,000